Commitments and Contingency (Details) - Schedule of Balance Sheets - VIE [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of selected condensed consolidating balance sheets [Abstract]
Total current assets	$ 12,241,892	$ 11,276,852
Total non-current assets	5,807,370	9,102,933
Total Assets	18,049,262	20,379,785
Total Liabilities	$ 7,172,377	$ 5,329,843